COMBINED CARVE-OUT STATEMENTS OF PARENTS' EQUITY - USD ($)	Parent Company Investment OceanPal Inc. Predecessors	Preferred stock Series B Preferred Stock	Preferred stock Preferred stock Series C	Common stock	Additional paid-in capital	Retained Earnings OceanPal Inc. Predecessors	Retained Earnings	OceanPal Inc. Predecessors	Total
Balance at the beginning at Dec. 31, 2019	$ 140,038,822					$ (105,176,649)		$ 34,862,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Investment, net (Note 6)	1,271,586							1,271,586
Net Income (loss) and comprehensive loss						(1,018,310)		(1,018,310)
Balance at the end at Jun. 30, 2020	141,310,408					(106,194,959)		35,115,449
Balance at the beginning at Dec. 31, 2020	144,274,678					(108,972,608)		35,302,070
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Parent Distribution, net (Note 6)	(3,349,458)							(3,349,458)
Net Income (loss) and comprehensive loss						433,460		433,460
Balance at the end at Jun. 30, 2021	140,925,220			$ 5,000		(108,539,148)	$ (1,000)	32,386,072	$ 4,000
Balance at the end (in shares) at Jun. 30, 2021				500
Balance at the beginning at Apr. 14, 2021				$ 5,000
Balance at the beginning (in shares) at Apr. 14, 2021				500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) and comprehensive loss							(1,000)		(1,000)
Balance at the end at Jun. 30, 2021	$ 140,925,220			$ 5,000		$ (108,539,148)	(1,000)	$ 32,386,072	4,000
Balance at the end (in shares) at Jun. 30, 2021				500
Balance at the beginning at Dec. 31, 2021		$ 5,000		$ 88,000	$ 47,991,000		65,000		48,149,000
Balance at the beginning (in shares) at Dec. 31, 2021		500,000	10,000	8,820,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (loss) and comprehensive loss							1,062,000		1,062,000
Dividends declared on series C preferred stock (Note 6(c))					(235,000)		$ (236,000)		(471,000)
Balance at the end at Jun. 30, 2022		$ 5,000		$ 298,000	$ 60,615,000				$ 60,918,000
Balance at the end (in shares) at Jun. 30, 2022		500,000	10,000	29,829,092